Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders’ Equity

Note 9 – Stockholders’ Equity

The Company authorized 100,000,000 shares of capital stock with consists of 90,000,000 shares of Common Stock, $0.000001 par value per share and 10,000,000 shares of preferred stock, $0.000001 par value per share.

Common Stock

During the six months ended June 30, 2021, the Company:

●	issued 10,00,000 shares of Common Stock to a member of the Company’s Board of Directors, in a negotiated transaction for $0.50 per share, or aggregate cash consideration of $50,000;
●	issued 295,000 shares of Common Stock for the exercise of 295,000 stock options for cash consideration of $87,100;
●	issued 960,550 shares of Common Stock for the cashless exercise of 1,000,000 stock options;
●	issued 600 shares of Common Stock to an investor in connection with a prior note payable agreement;
●	issued 1,000,000 shares of Common Stock in connection with the conversion of a convertible note payable for $500,000;
●	issued an aggregate of 225,000 shares of Common Stock in connection with legal settlements. The shares were valued at $1,103,750 which was based on the market price of the Common Stock on the grant date; and
●	issued 825,000 shares to Acuitas Group Holdings, LLC, (“Acuitas”) which is now the Company’s largest shareholder, in connection with a settlement agreement between Acuitas and X, LLC, a limited liability company controlled by the Company’s former chief executive officer. The value of the shares was $3,240,600, which was based on the market price of the Common Stock at the date of the settlement agreement. The $3,240,600 was expensed as financing costs, as the dispute underlying the settlement agreement related to the anti-dilution of a prior investment in the Company by Acuitas.

Stock Options and Warrants

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Granted	270,000	0.51
Forfeited	-	0.00
Exercised	(1,295,000)	0.230
Outstanding, June 30, 2021	1,515,000	$0.29	4.09	$2,769,275
Exercisable, June 30, 2021	772,500	$0.34	4.11	$1,390,384

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2021 and 2020 (unaudited)

The exercise price for options outstanding and exercisable at June 30, 2021:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
20,000	$0.210	15,000	$0.210
1,305,000	0.215	648,125	0.215
15,000	0.220	0	0.220
155,000	0.530	89,375	0.530
20,000	3.800	20,000	3.800
1,515,000		772,500

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Granted	375,000	3.00
Forfeited	-
Exercised	-
Outstanding, June 30, 2021	2,006,250	$3.88	2.44	$-
Exercisable, June 30, 2021	2,006,250	$3.88	2.44	$-

The exercise price for warrants outstanding at June 30, 2021:

Outstanding and Exercisable
Number of	Exercise
Warrants	Price
375,000	$3.00
1,500,000	4.00
131,250	5.00
2,006,250

In connection with a convertible note discussed in Note 6, the Company has issued an aggregate of 187,500 warrants since the convertible note remained outstanding as of June 30, 2021. The fair value of the warrants was determined to be $451,415, using a Black-Scholes model, and has been recorded as financing costs in the accompanying statements of operations for the six months ended June 30, 2021. The Company used the following assumptions in determining the fair value:

Risk-free interest rate	0.76 – 0.87%
Expected life of the options	5 years
Expected volatility	190%
Expected dividend yield	0%

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2021 and 2020 (unaudited)

Note 7 – Stockholders’ Equity

The Company authorized 100,000,000 shares of capital stock with consists of 90,000,000 shares of common stock, $0.000001 par value per share and 10,000,000 shares of preferred stock, $0.000001 par value per share.

Common Stock

During the year ended December 31, 2020, the Company sold an aggregate of 2,553,571 shares of common stock to three investors for cash proceeds of $275,000, of which 125,000 shares and $25,000 was to a member of the Company’s board of directors.

During the years ended December 31, 2019, the Company:

●	issued 84,300 shares of common stock to vendors in satisfaction of $421,500 of accounts payable and accrued expenses. The 84,300 shares were valued at $674,000; therefore the Company took a charge to earnings of $252,900 related to the settlement of debt during the years ended December 31, 2019;

●	issued 2,625,000 shares of common shares in connection with its initial public offering at $4.00 per share. Total gross proceeds from the offering were $10,500,000, before deducting underwriting discounts and commissions and other offering expenses.

Stock Options

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	300,000	$8.00	2.00	$-
Granted	-	$
Forfeited	-
Exercised	-
Outstanding, December 31, 2019	300,000	$8.00	1.00	$-
Granted	4,040,000	1.62
Forfeited	(1,800,000)	4.67
Exercised	-
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Exercisable, December 31, 2020	1,162,875	$0.22	4.52	$491,821

The exercise price for options outstanding and exercisable at December 31, 2020:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
2,505,000	$0.215	1,147,875	$0.215
35,000	0.220	15,000	0.220
2,540,000		1,162,875

For options granted during the year ended December 31, 2020 where the exercise price equaled the stock price at the date of the grant, the weighted-average fair value of such options was $0.211 and the weighted-average exercise price of such options was $0.215. For options granted during the year ended December 31, 2020 where the exercise price was greater than the stock price at the date of the grant, the weighted-average fair value of such options was $1.11 and the weighted-average exercise price of such options was $4.00. No options were granted during the year ended December 31, 2020 where the exercise price was less than the stock price at the date of grant.

The fair value of the stock options is being amortized to stock option expense over the vesting period. The Company recorded stock option expense of $739,973 and $0 during the years ended December 31, 2020 and 2019, respectively. At December 31, 2020, the unamortized stock option expense was $253,830.

The assumptions used during the year ended December 31, 2020 in calculating the fair value of options granted using the Black-Scholes option-pricing model for options granted are as follows:

Risk-free interest rate	0.28% - 1.59%
Expected life of the options	5.0 years
Expected volatility	195%-212%
Expected dividend yield	0%

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000
Granted	131,250	5.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2019	1,631,250	$4.08	3.38	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Exercisable, December 31, 2020	1,631,250	$4.08	2.38	$-

The exercise price for warrants outstanding at December 31, 2020:

Outstanding and Exerciseable
Number of	Exercise
Warrants	Price
1,500,000	$4.00
131,250	5.00
1,631,250

In connection with the Company’s initial public offering, the Company issued the underwriters a total of 131,250 warrants to purchase shares of the Company’s common stock for $5.00 per share. The warrants expire in November 2024.